CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 225,931,095	$ 177,519,672	$ 110,588,299
Cost of revenues	(115,748,650)	(95,587,218)	(56,142,838)
Gross profit	110,182,445	81,932,454	54,445,461
Operating expenses
Selling and marketing	(27,673,598)	(23,166,231)	(9,934,938)
General and administrative	(51,125,534)	(37,814,962)	(19,085,014)
Impairment loss on long-term prepayment	(594,162)
Impairment loss on intangible assets and goodwill		(139,660)
Total operating expenses	(79,393,294)	(61,120,853)	(29,019,952)
Government subsidies	632,269	213,270	148,537
Income from operations	31,421,420	21,024,871	25,574,046
Interest income	5,343,445	3,499,926	1,346,284
Interest expense			(59,212)
Other income	776,293	4,180,703	1,718
Gain from sales of available-for-sale securities (includes $(4,822), $nil and $nil accumulated other comprehensive income reclassifications for unrealized gains on available-for-sale securities for years ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively)			6,429
Gain on extinguishment of liabilities			134,370
Impairment loss on long- term investment		(235,397)
Income before income tax provision	37,541,158	28,470,103	27,003,635
Provision for income tax (includes $1,607, $nil and $nil income tax expenses from reclassification items for years ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively)	(4,101,092)	(4,156,450)	(2,628,090)
Net income from continuing operations	33,440,066	24,313,653	24,375,545
Net loss from discontinued operations, net of tax effects of $81,391, $nil and $nil for years ended February 28, 2011, February 29, 2012 and February 28, 2013, respectively			(334,395)
Net income	33,440,066	24,313,653	24,041,150
Net income attributable to TAL Education Group shareholders	$ 33,440,066	$ 24,313,653	$ 24,041,150
Net income per common share
Basic from continuing operations (in dollars per share)	$ 0.21	$ 0.16	$ 0.18
Basic from discontinued operations (in dollars per share)			$ 0.00
Basic (in dollars per share)	$ 0.21	$ 0.16	$ 0.18
Diluted from continuing operations (in dollars per share)	$ 0.21	$ 0.16	$ 0.18
Diluted from discontinued operations (in dollars per share)			$ 0.00
Diluted (in dollars per share)	$ 0.21	$ 0.16	$ 0.18
Weighted average shares used in calculating net income per common share
Basic (in shares)	155,607,458	154,000,219	131,911,539
Diluted (in shares)	156,631,090	155,874,381	136,445,635